UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     May 04, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $154,760 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     4718  3700000 SH  PUT  SOLE                  3700000        0        0
CALPINE CORP                   COM              131347106    13199  4713900 SH       SOLE                  4713900        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    33241  1515100 SH       SOLE                  1515100        0        0
DIRECT GEN CORP                COM              25456W204    15387   749100 SH       SOLE                   749100        0        0
MAXXAM INC                     COM              577913106    15388   533000 SH       SOLE                   533000        0        0
NTL INC DEL                    COM              62940M104    15555   244300 SH       SOLE                   244300        0        0
PFIZER INC                     COM              717081103      876  1294300 SH  CALL SOLE                  1294300        0        0
QUIPP INC                      COM              748802105     1473   122712 SH       SOLE                   122712        0        0
RELIANT ENERGY INC             COM              75952B105    40691  3575700 SH       SOLE                  3575700        0        0
TELEWEST GLOBAL INC            COM              87956T107    14232   800000 SH       SOLE                   800000        0        0